Deferred Taxes and Income Tax Expenses (Benefits) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - JPY (¥) ¥ in Millions	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Assets:
Deferred tax assets		¥ 885	¥ 858
Deferred tax liabilities		499	505
Net deferred tax assets	¥ 264	¥ 386	¥ 353